SEGMENTED INFORMATION - Narrative (Details) $ in Millions	12 Months Ended
	Dec. 31, 2022 USD ($)	Dec. 31, 2021 USD ($)
Disclosure of operating segments [line items]
Number of operating business groups	5
Number of reportable segments	6
Revenue	$ 92,769	$ 75,731
Interest	(10,702)	(7,604)
Realized disposition gains in fair value changes or equity	903	2,861
Realized disposition gains related to prior periods	794	2,000
Realized disposition gains recorded directly in equity	0	751
Realized Disposition Gain (Loss), in Fair Value Changes	$ 109	136
Proportion of ownership interest in subsidiary	25.00%
Asset management
Disclosure of operating segments [line items]
Revenue	$ 653	306
Private Equity
Disclosure of operating segments [line items]
Revenue	58,225	46,452
Elimination of intersegment amounts
Disclosure of operating segments [line items]
Revenue	4,491	5,381
Intersegment interest income and other revenues	(18)	33
Interest	6	28
Elimination of intersegment amounts | Asset management
Disclosure of operating segments [line items]
Revenue	4,289	4,930
Elimination of intersegment amounts | Private Equity
Disclosure of operating segments [line items]
Revenue	207	431
Revenue from construction contracts	$ 220	$ 418